Investments (Details) - Schedule of Net Investment gain (loss) Income - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Unrealized gain (loss) of short-term investments:
Net investment gain	$ 228,104	$ 88,846
Short-Term Investments [Member]
(Loss) gain from sales of short-term investments:
Trading securities	(3,584)	31,721
Unrealized gain (loss) of short-term investments:
Trading securities	25,305	(15,263)
Held-to-maturity debt securities	166,383	7,950
Long-Term Investments [Member]
Unrealized gain (loss) of short-term investments:
Held-to-maturity debt securities	$ 40,000	$ 64,438